INVENTORIES (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of INVENTORIES [Line Items]
Carrying amount of inventories sold	¥ 443,382	¥ 774,171	¥ 748,778
Write down (reversal) of inventories	55,973	(2,733)	75,078
Cost of sales	¥ 499,355	¥ 771,438	¥ 823,856